SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($) $ in Millions	Nov. 20, 2020	Nov. 18, 2020
Danville Development, LLC
Subsequent Event [Line Items]
Long term loans		$ 30
Long term debt term		20 years
Greenbrier Hotel Corporation
Subsequent Event [Line Items]
Long term debt term	10 years